Prospectus Supplement

John Hancock Variable Insurance Trust

Small Cap Value Trust (the fund)

Supplement dated October 14, 2021 to the current Prospectus, as may be supplemented (the Prospectus)

As of January 4, 2022 (the Effective Date), Danielle S. Williams, CFA will be added as a portfolio manager for the fund. As of the Effective Date, Timothy J. McCormack, CFA, Shaun F. Pedersen and Edmond C. Griffin, CFA will continue as portfolio managers of the fund and, along with Danielle S. Williams, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. McCormack will be removed from the Prospectus as of December 31, 2022.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Timothy J. McCormack, CFA[1] Senior Managing Director, Partner, and Equity Portfolio Manager Managed fund since 2008	Shaun F. Pedersen Senior Managing Director, Partner, and Equity Portfolio Manager Managed fund since 2008	Edmond C. Griffin, CFA Managing Director and Equity Portfolio Manager Managed fund since 2020	Danielle S. Williams, CFA Managing Director and Equity Portfolio Manager Managed fund since 2022

1Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.

As of the Effective Date, the following information will be amended and restated in regards to the portfolio manager information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Wellington Management Company LLP” (“Wellington Management”) with respect to the portfolio managers specific to the fund within the table of portfolio managers, as well as the bulleted list of portfolio managers below the table in order to add Danielle S. Williams, CFA, as a portfolio manager of the fund:

Small Cap Value Trust	Timothy J. McCormack, CFA[1]
Shaun F. Pedersen
Edmond C. Griffin, CFA
Danielle S. Williams, CFA

•	Timothy J. McCormack, CFA[1]. Senior Managing Director and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.
•	Shaun F. Pedersen. Senior Managing Director and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2004.
•	Edmond C. Griffin, CFA. Managing Director and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2008.
•	Danielle S. Williams, CFA. Managing Director and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2014.

1Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Small Cap Value Trust (the fund)

Supplement dated October 14, 2021 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of January 4, 2022 (the Effective Date), Danielle S. Williams, CFA will be added as a portfolio manager for the fund. As of the Effective Date, Timothy J. McCormack, CFA, Shaun F. Pedersen and Edmond C. Griffin, CFA will continue as portfolio managers of the fund and, along with Danielle S. Williams, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. McCormack will be removed from the SAI as of December 31, 2022.

You should read this supplement in conjunction with the SAI and retain it for your future reference.